Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
GOODWILL

10. GOODWILL

	As of December 31,
	2024	2025
	RMB	RMB	USD
Net carrying amount as at the beginning of the year	19,713	-	-
Less: impairment provided during the year	-	-	-
Net carrying amount as at the end of the year	19,713	-	-
Less: net carrying amount of the discontinued operation	(19,713)	-	-
Net carrying amount of the continuing operations	-	-	-